CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock Member	Warrants Member	Additional Paid In Capital Member	Retained Earnings Member	Treasury Stock Member	Accumulated Other Comprehensive Income Member
Total stockholders equity at Dec. 31, 2007	$ 2,616,808	$ 734	$ 66,914	$ 1,450,041	$ 1,682,087	$ (34,697)	$ (548,271)
Statement Of Stockholders Equity
Stockholders Equity Period Increase Decrease	(180,956)				(187,180)		6,224
Total stockholders equity at Dec. 31, 2008	2,435,852	734	66,914	1,450,041	1,494,907	(34,697)	(542,047)
Statement Of Stockholders Equity
Net income	372,996				372,996
Total other comprehensive income (loss)	838,795						838,795
Impact of adoption of guidance for other-than-temporary impairments on fixed maturity securities					4,442		(4,442)
Dividends to stockholders	(26,212)				(26,212)
Stock Issued During Period Value New Issues	0
Stock Issued During Period Value Stock Options Exercised	1		(2)	3
Treasury Stock Value Acquired Cost Method	(1,607)					(1,607)
Stock Issued During Period Value Treasury Stock Reissued	19,929			13,057	(11,854)	18,726
Total stockholders equity at Dec. 31, 2009	3,639,754	734	66,912	1,463,101	1,834,279	(17,578)	292,306
Statement Of Stockholders Equity
Net income	535,742				535,742
Total other comprehensive income (loss)	599,878						599,878
Dividends to stockholders	(35,170)				(35,170)
Stock Issued During Period Value Stock Options Exercised	0
Treasury Stock Value Acquired Cost Method	(718)					(718)
Stock Issued During Period Value Treasury Stock Reissued	25,920			15,297	(7,378)	18,001
Total stockholders equity at Dec. 31, 2010	4,765,406	734	66,912	1,478,398	2,327,473	(295)	892,184
Statement Of Stockholders Equity
Net income	546,045				546,045
Total other comprehensive income (loss)	725,969						725,969
Dividends to stockholders	(44,229)				(44,229)
Stock Issued During Period Value New Issues	2
Stock Issued During Period Value Stock Options Exercised	154,585	55	(66,912)	221,442
Treasury Stock Value Acquired Cost Method	(380,345)					(380,345)
Stock Issued During Period Value Treasury Stock Reissued	51,265			27,934	(10,860)	34,191
Total stockholders equity at Dec. 31, 2011	$ 5,818,698	$ 791	$ 0	$ 1,727,774	$ 2,818,429	$ (346,449)	$ 1,618,153